Summary of Significant Accounting Policies - Schedule of Amortization Periods by Intangible Asset Classes (Details)	12 Months Ended
Feb. 28, 2026
School Cooperation Agreements
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	5 years
Non-compete Agreement
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	3 years
Software
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	5 years
License
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	3 years
Minimum | Trade Name
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	10 years
Minimum | Student Base and Customer Relationship
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	3 years
Maximum | Trade Name
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	20 years
Maximum | Student Base and Customer Relationship
Acquired Finite Lived Intangible Assets [Line Items]
Intangible assets, amortization period	9 years